Reverse Recapitalization (Details)	3 Months Ended
Mar. 31, 2024 USD ($) shares
Reverse Recapitalization [Member]
Proceeds from Business Combination | $	$ 17,700,000
Transaction costs and other fees | $	$ 7,400,000
Private Ppacement warrant were forfeited | shares	14,040,000
Aggregate share for redemption of warrants | shares	1,159,976
Aggregate value for redemption of warrants | $	$ 13,336,056
Warrant [Member]
Reverse Recapitalization [Member]
Public warrants issued | shares	13,800,000